Putnam Investments, LLC
                                                  One Post Office Square
                                                  Boston, MA 02109
                                                  May 5, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Variable Trust (Reg. No. 33-17486) (811-5346) (the "Trust")
    Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 32 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 30, 2003.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

                                        Very truly yours,

                                        Putnam Variable Trust

                                        /s/ Gordon H. Silver
                                    By: ----------------------------
                                        Gordon H. Silver
                                        Vice President

cc: Brian McCabe, Esq. (Ropes & Gray)